Taxation (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Current income tax expense	€ (34,000)	€ (76,000)
AE Country [member]
IfrsStatementLineItems [Line Items]
Corporate tax rate	9.00%
Current income tax expense	€ 375,000
Rate of applicable	9.00%
Ireland country [member]
IfrsStatementLineItems [Line Items]
Tax rate	12.50%
Spain country [member]
IfrsStatementLineItems [Line Items]
Rate of applicable	25.00%
South africa country [member]
IfrsStatementLineItems [Line Items]
Rate of applicable	27.00%